DEBT	12 Months Ended
Dec. 31, 2012
DEBT [Abstract]
DEBT
13.	DEBT

The Group’s borrowings consist of the following:

	2011	2012
Long-term debt, current portion	346,550	12,571
Long-term debt	1,165,666	735,404

Total	1,512,216	747,975

On September 26, 2011, the Group entered into a senior secured credit facility under which the Group can borrow up to USD 240 million. The proceeds of the borrowing should only be used for the acquisition of Motel 168. As of December 31, 2011, the Company had drawn down the full amount of the credit facility.

The interest rate of this borrowing is LIBOR plus 3.90% and total upfront fee is RMB 91,617. The weighted average interest rate for the borrowings was 4.22% and 4.43% for the years ended December 31, 2011 and December 31, 2012. The upfront fee is amortized and recorded as interest expenses during the loan period, which is four years.

In 2012, the Group repaid USD 121 million of this borrowing. The remaining principal amounts of the borrowing will be repaid in consecutive installments (each, an “Installment”) on each of the dates (each, an “Amortization Date”) and in the aggregate amounts set forth in the table below:

Date	Installment
July 31, 2014	US$	57,000,000
September 15, 2015	US$	60,000,000

Total	US$	117,000,000